Exhibit 1

KPMG LLP	Tel +44 113 231 3304
Financial Services	Fax +44 113 231 3139
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United Kingdom

Private & confidential
The Directors
DECO 2015-Charlemagne S.A.
2 boulevard Konrad Adenauer	Our ref cd/jm/247
L-1115 Luxembourg

Deutsche Bank AG, London Branch
Winchester House
1 Great Winchester Street
London
EC2N 2DB

20 July 2015

Dear Sirs

Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of commercial mortgage loans

In accordance with engagement terms which have been agreed between us, we have performed certain agreed upon procedures in relation to the proposed securitisation of the portfolio of assets described above and this letter reports on our performance of those agreed upon procedures (the “Pool AUP Letter”). This Pool AUP Letter is confidential and agreed disclosure restrictions apply.

This Pool AUP Letter is addressed to DECO 2015-Charlemagne S.A. (the “Issuer”) and Deutsche Bank AG, London Branch (the “Originator”, “Arranger” and “Lead Manager”), and collectively all addressees of this Pool AUP Letter are referred to as “you”.

We will not accept any responsibility to any other party to whom our Pool AUP Letter is shown or into whose hands it may come.

It is your responsibility to determine the sufficiency of these procedures for your own purposes. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

The procedures performed were not intended to satisfy any criteria for due diligence published by any nationally recognised statistical rating organisation (“NRSRO”). In accordance with the agreed engagement terms, we have performed the procedures identified below.

1	Procedures performed in respect of the commercial mortgage loan pool

A data file containing details of the pool of commercial mortgage loans originated by Deutsche Bank AG, London Branch, entitled “4.6 Northern Europe CMBS - S&P Template 15072015 (sent).xlsx” was made available to us by the Originator on 15 July 2015 (the “Extraction File”). Our work was based on this Extraction File. The Extraction File contained information on three aggregated commercial mortgage loans as shown by the records of the Originator as at 15 July 2015.

KPMG LLP, a UK limited liability partnership and a member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.	Registered in England No OC301540 Registered office: 15 Canada Square, London, E14 5GL For full details of our professional regulation please refer to ‘Regulatory Information’ at www.kpmg.com/uk

KPMG LLP

Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of commercial mortgage loans

20 July 2015

Limited procedures as set out in the work programme (the “Work Programme”) attached as Appendix A in connection with the documentation of the commercial mortgage loans contained in the Extraction Files were carried out.

The procedures performed were applied based on the methodologies, assumptions and information provided to us by the Originator, without verification or evaluation of such methodologies, assumptions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions or information provided to us by the Originator, (ii) the physical existence of the properties, (iii) the reliability or accuracy of the documents provided to us by the Originator which were used in our procedures, (iv) the adequacy of the disclosures in the Extraction File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) the enforceability of any contractual provision in the Loan Files.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the commercial mortgage loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such being securitised, (iii) the compliance of the Originator of the Mortgage Loans with applicable laws and regulations, or (iv) any other factor or characteristic of the commercial mortgage loans that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

1	Findings

Using (i) certain information in the Extraction File, (ii) the agreed upon procedures set out in the Work Programme attached as Appendix A, and (iii) the additional information provided by the Originator as listed in Appendix A as source documentation, we completed the procedures listed in Appendix A for the commercial mortgages as detailed in the Extraction File.

We found such information in the Extraction File to be in agreement with the source documentation.

There were no conclusions that resulted from the procedures.

2	General

Any opinions expressed on financial information outside the context of this engagement were or are expressed solely in the context of the specific terms and conditions governing their preparation. We do not accept any responsibility for any other reports or letters beyond any responsibility that we owed to those to whom our reports or letters were addressed at the date of their issue.

This Pool AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this Pool AUP Letter, you agree (save as may otherwise have been expressly agreed in writing) that we have no responsibility to, and we will not, perform any work subsequent to the date of this Pool AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this Pool AUP Letter.

This Pool AUP Letter is not issued in accordance with the professional standards of the American Institute of Certified Public Accountants or the US Public Company Accounting Oversight Board.

KPMG LLP

Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of commercial mortgage loans

20 July 2015

We will provide separately an executed Form ABS Due Diligence-15E, Certification of Provider of Third-Party Due Diligence Services for Asset-Backed Securities (“Form ABS Due Diligence-15E”), using the form made available by the US Securities and Exchange Commission (“SEC”), to which this Pool AUP Letter will be appended. The executed Form ABS Due Diligence-15E, which will refer to you as the “specified parties”, will be provided, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with SEC Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the “SEC Release”), pursuant to which you are required to make publicly available the findings and conclusions of any third-party due diligence report obtained. This Pool AUP Letter alone is not to be relied on in the United States and we accept no responsibility for any use that you may make of this Pool AUP Letter alone in the United States.

The requirement to make publicly available findings and conclusions includes disclosure of the criteria against which loans were evaluated, and how the evaluated loans compared to those criteria, along with the basis for including any loans not meeting those criteria. This is accomplished by including such information, which will include this Pool AUP Letter, in Form ABS-15G, Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934 (“Form ABS 15G”), which is required to be furnished by the Issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

The Issuer, sponsor or underwriter of an asset–backed securitisation is required to maintain a website (the “Rule 17g-5 website”) pursuant to paragraph (a)(3) of Rule 17g-5 of the US Code of Federal Regulations (17 CFR 240.17g-5). The SEC Release requires any NRSRO producing a credit rating to which “third party due diligence services” relate, to publish with its rating any executed Form ABS Due Diligence-15E containing information about the relevant security or money market instrument that the NRSRO receives or obtains through a Rule 17g-5 website. The agreed upon procedures performed by KPMG on which this Pool AUP Letter reports amount to “third party due diligence services” as defined in the SEC Release.

To facilitate a relevant NRSRO meeting this publication obligation, we are required to furnish any executed Form ABS Due Diligence-15E to any such NRSRO. As envisaged by the SEC Release, we will do so by providing the prescribed form to the Issuer, sponsor, or underwriter of the securitisation that maintains the Rule 17g-5 website, and to any NRSRO that requests it. In addition, the SEC Release requires that an NRSRO producing a credit rating publicly disclose each prescribed form that was posted to the Rule 17g-5 website. Such information may therefore be posted on the website of any relevant NRSRO.

Any such publicity shall take place, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with the SEC Release. Accordingly, any party (including rating agencies and investors) obtaining access to this Pool AUP Letter as appended to the executed Form ABS Due Diligence-15E or separately is not authorised by KPMG to use or rely upon the Pool AUP Letter, any such use or reliance shall take place at the relevant party’s own risk and, to the fullest extent permitted by law, we will have no responsibility and will deny any liability to any such party.

Yours faithfully

KPMG LLP

KPMG LLP

Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of commercial mortgage loans

20 July 2015

Appendix A: Scope of the Services

We carried out the following agreed procedures for various data attributes relating to a portfolio of commercial mortgage loans and report our findings.

The procedures we used to perform our work do not constitute an audit or review made in accordance with any generally accepted auditing or review standards and, as such, no assurance is be expressed. We further draw attention to the fact that the scope of our work is limited, in nature and extent, and, as such will not necessarily reveal all errors or irregularities. Had we been engaged to perform and did perform additional procedures, other matters might come to light that would be reported. We do not make any representation regarding the sufficiency of the procedures for your purposes.

Our agreed upon procedures will be performed having regard to International Standard on Related Services 4400, published by the International Auditing and Assurance Standards Board.

You are responsible for making available to us all relevant methodologies, assumptions, information and documentation in relation to which our procedures are to be performed; and we will not undertake any verification or evaluation of such methodologies, assumptions, documents and information. We are responsible for performing the procedures set out below and reporting our findings.

Findings

Where a procedure specifies agreement to specific documentation, written evidence of amendments or additions contained in the source documentation will be assumed to supersede the original documentation.

Procedures

No.	Data attribute (loan data tape field)	Level	Source documentation	Procedure
1	Borrower	Senior – Whole Loan Data	Certificate of incorporation	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

2	Jurisdiction of Loan Origination	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

3	% of “100% Facility” Owned by Originator / Arranger	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

4	% of “100% Facility” being Securitised	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

5	Date of Loan Origination	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

KPMG LLP

Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of commercial mortgage loans

20 July 2015

6	Cut Off Date	Senior – Whole Loan Data	Date specified by the Arranger	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

7	Loan Maturity Date	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

8	Extension Option	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

9	“100% Facility” Balance at Origination	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

10	“Whole Loan” Balance at Origination	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

11	“Securitised Loan” Balance at Origination	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

12	“100% Facility” Balance at Cut Off	Senior – Whole Loan Data	Facility Agreement	For each loan if the specified data attribute shown in the Extraction File agrees to that recalculated from the source documentation

13	“Whole Loan” Balance at Cut Off	Senior – Whole Loan Data	Certificate of incorporation	For each loan check if the specified data attribute shown in the Extraction File agrees to that recalculated from the source documentation

14	“Securitised Loan” Balance at Cut Off	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown recalculated from the source documentation

15	Undrawn Balance	Senior – Whole Loan Data	Utilisation Request	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

16	% of “100% Facility” being Securitised	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

17	“100% Facility” Balance at Maturity	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

18	“Whole Loan” Balance at Maturity	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that recalculated from the source documentation

KPMG LLP

Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of commercial mortgage loans

20 July 2015

19	“Securitised Loan” Balance at Maturity	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that recalculated from the source documentation

20	“Securitised Loan” Amortisation Type	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

21	Prior Ranking Facilities	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

22	Total Property Values at Loan Level	Senior – Whole Loan Data	Valuation Report	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

23	Total Net Rent at Loan Level	Senior – Whole Loan Data	Tenancy Schedules	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

24	Type of Interest Rate	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

25	Annual Interest Rate before Margin (Swap Rate if Applicable)	Senior – Whole Loan Data	Facility Agreement and Swap Confirmations	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

26	A Note Margin	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

27	Overall Margin	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

28	Total Interest Rate (Inc Margin)	Senior – Whole Loan Data	Facility Agreement and Swap Confirmations	For each loan check if the specified data attribute shown in the Extraction File agrees to that recalculated from the source documentation

29	Percentage of the Loan with a Floating Interest Rate	Senior – Whole Loan Data	Facility Agreement and Swap Confirmations	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

30	Interest Rate Cap	Senior – Whole Loan Data	Cap Agreements	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

31	Capped Rate (Excluding Margin)	Senior – Whole Loan Data	Cap Agreements	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

32	Date of Expiry of Cap	Senior – Whole Loan Data	Cap Agreements	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

KPMG LLP

Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of commercial mortgage loans

20 July 2015

33	“Securitised Loan” ICR at Cut Off	Senior – Whole Loan Data	Tenancy Schedules, Compliance Certificates and Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that recalculated from the source documentation

34	“Securitised Loan” DSCR at Cut Off	Senior – Whole Loan Data	Tenancy Schedules, Compliance Certificates and Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that recalculated from the source documentation

35	“Securitised Loan” LTV at Cut Off	Senior – Whole Loan Data	Valuation Report and Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that recalculated from the source documentation

36	“Whole Loan” ICR at Cut Off	Senior – Whole Loan Data	Tenancy Schedules, Compliance Certificates and Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that recalculated from the source documentation

37	“Whole Loan” DSCR at Cut Off	Senior – Whole Loan Data	Tenancy Schedules, Compliance Certificates and Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that recalculated from the source documentation

38	“Whole Loan” LTV at Cut Off	Senior – Whole Loan Data	Valuation Report and Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that recalculated from the source documentation

39	“Whole Loan” DSCR Covenant	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that recalculated from the source documentation

40	“Whole Loan” LTV Covenant	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that recalculated from the source documentation

41	Cross Collateralisation	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

42	Details of Cross Collateralisation	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

43	Property Substitution Permitted	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

KPMG LLP

Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of commercial mortgage loans

20 July 2015

44	Servicing Standard	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

45	Cash Reserve Amount	Senior – Whole Loan Data	Facility Agreement and Confirmation from Servicer	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

46	Conditions of Drawing Cash Reserve	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

47	Mortgage Security	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

48	Mortgage Security Ranking	Senior – Whole Loan Data	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

49	Property Name	Property Data	Valuation Report	For each property check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

50	Address	Property Data	Facility Agreement and Valuation Report	For each property check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

51	Country	Property Data	Valuation Report	For each property check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

52	Region	Property Data	Valuation Report	For each property check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

53	City / Town	Property Data	Valuation Report	For each property check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

54	Sector Description	Property Data	Valuation Report	For each property check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

55	Freehold / Leasehold	Property Data	Valuation Report	For each property check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

56	Head Lease Expiry Date	Property Data	Valuation Report and Legal Due Diligence Report	For each property check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

57	Building Age	Property Data	Valuation Report	For each property check if the specified data attribute shown in the Extraction File agrees to that recalculated from the source documentation

KPMG LLP

Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of commercial mortgage loans

20 July 2015

58	Total Net Internal Flr Area	Property Data	Valuation Report	For each property check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

59	Building Information Currency	Property Data	Valuation Report	For each property check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

60	Total Gross Rent	Property Data	Tenancy Schedules	For each property check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

61	Head Lease Rent	Property Data	Legal Due Diligence Report	For each property check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

62	Is the Head Lease Rent Fixed?	Property Data	Valuation Report	For each property check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

63	Other Non Recoverable Expenses	Property Data	Tenancy Schedules	For each property check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

64	Total Net Rent	Property Data	Tenancy Schedules and Legal Due Diligence Report	For each property check if the specified data attribute shown in the Extraction File agrees to that recalculated from the source documentation

65	100% Property Value	Property Data	Valuation Report	For each property check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

66	Date of Valuation	Property Data	Valuation Report	For each property check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

67	Name of Valuer	Property Data	Valuation Report	For each property check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

68	Number of Tenants	Property Data	Tenancy Schedules	For each property check if the specified data attribute shown in the Extraction File agrees to that recalculated from the source documentation

69	Comments / Other Details	Property Data	Tenancy Schedules	For each property check if the specified data attribute shown in the Extraction File agrees to that recalculated from the source documentation

70	Tenant Name	Tenant Data	Tenancy Schedules	For each tenant check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

KPMG LLP

Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of commercial mortgage loans

20 July 2015

71	Property Name	Tenant Data	Tenancy Schedules	For each tenant check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

72	Level / Unit No	Tenant Data	Tenancy Schedules	For each tenant check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

73	Net Lettable Area	Tenant Data	Tenancy Schedules	For each tenant check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

74	Currency	Tenant Data	Tenancy Schedules	For each tenant check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

75	Gross Rent (per annum)	Tenant Data	Tenancy Schedules	For each tenant check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

76	Market Rent (per annum)	Tenant Data	Valuation Report and Tenancy Schedules	For each tenant check if the specified data attribute shown in the Extraction File agrees to that recalculated from the source documentation

77	Lease Start Date	Tenant Data	Tenancy Schedules	For each tenant check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

78	Rent Start Date	Tenant Data	Tenancy Schedules	For each tenant check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

79	Lease Expiry Date	Tenant Data	Tenancy Schedules	For each tenant check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

80	Date of 1st Break after cutoff	Tenant Data	Tenancy Schedules	For each tenant check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

81	Next Rent Review Date after cutoff	Tenant Data	Tenancy Schedules	For each tenant check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

82	Rent Review Frequency (Years)	Tenant Data	Tenancy Schedules	For each tenant check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

83	Rent Review Basis	Tenant Data	Tenancy Schedules	For each tenant check if the specified data attribute shown in the Extraction File agrees to that shown in the source documentation

84	Comments / Other Details	Tenant Data	Tenancy Schedules	For each tenant check if the specified data attribute shown in the Extraction File agrees to that recalculated from the source documentation

KPMG LLP

Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of commercial mortgage loans

20 July 2015

85	Amortisation Schedule	Amortisation Schedule	Facility Agreement	For each loan check if the specified data attribute shown in the Extraction File agrees to that recalculated from the source documentation